License Revenue - Narrative (Details) $ in Thousands	1 Months Ended	3 Months Ended		6 Months Ended
	Oct. 31, 2021 USD ($)	Jun. 30, 2022 USD ($) contract	Jun. 30, 2021 USD ($)	Jun. 30, 2022 USD ($) contract	Jun. 30, 2021 USD ($)
Disaggregation of Revenue [Line Items]
Number of contracts with customers | contract		2		2
License revenue
Disaggregation of Revenue [Line Items]
Total license revenue		$ 0	$ 1,507	$ 0	$ 1,507
Moderna | License revenue
Disaggregation of Revenue [Line Items]
Upfront non-refundable payment	$ 1,500